Risk Management - Summary of Credit Default Swap Protection Sold (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 440,077,000,000	$ 395,957,000,000
Credit default swaps [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	131,000,000	159,000,000
Fair value	$ 3,000,000	$ 4,000,000
Weighted average maturity (in years)	3 years	4 years
Credit default swaps [Member] | AA [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 23,000,000
Fair value	$ 1,000,000
Weighted average maturity (in years)	4 years
Credit default swaps [Member] | A [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 94,000,000	$ 133,000,000
Fair value	$ 2,000,000	$ 4,000,000
Weighted average maturity (in years)	3 years	4 years
Credit default swaps [Member] | BBB [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 14,000,000	$ 26,000,000
Fair value	$ 0
Weighted average maturity (in years)	1 year	1 year
Credit default swaps [Member] | Single name CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 131,000,000	$ 159,000,000
Fair value	$ 3,000,000	$ 4,000,000
Weighted average maturity (in years)	3 years	4 years